Investment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Investment (Details) [Line Items]
Common shares (in Shares)	403,791,200		403,791,200		212,601,044	121,336,079
Fair market value			$ 491
Recognized finance gain (loss)	$ 137	$ 243	317	$ 654
Foreign exchange gain (loss)	$ 13	$ (28)	$ 37	$ (36)
Lantern Pharma Inc [Member]
Investment (Details) [Line Items]
Common shares (in Shares)	43,898		43,898		43,898
Fair market value					$ 845